Stock-Based Compensation (Details) - Schedule of weighted-average assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted-average assumptions [Abstract]
Expected volatility	59.66%	58.13%
Weighted-average risk-free interest rate	1.59%	2.58%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4 years	4 years